DEAR SHAREHOLDERS:

We are pleased to provide this report for Charter Large Company Stock Value Fund (the "Fund"), sub-advised by John A. Levin & Co., Inc., covering the six months ended June 30, 2000.

Please read our sub-adviser's update below.


Sincerely,


/s/ Richard H. Forde

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT
CHARTER LARGE COMPANY STOCK VALUE FUND


SUB-ADVISER'S UPDATE

PORTFOLIO COMMENTS

Unlike the first quarter, when performance was narrowly focused on technology (a generally challenging environment for the Fund's investment style), in the second quarter, the market showed greater breadth, despite a lack of clear leadership. This investment environment provided a more favorable investment framework for our style. Stocks that contributed to the quarter's performance include Nabisco Holdings, +63.4%; Eli Lilly, +59.9%; Johnson & Johnson, +45.6%; John Hancock, +31.1%; Viacom "B," +29.3%; Coca-Cola, +22.7%; Anheuser-Busch, +20.5%; and Hewlett-Packard, +20.2%. Conversely, detractors from performance included Honeywell,


                                                                               _
                                                                               1

-35.7%; Rockwell International, -24.1%; Target, -22.3%; Sabre Group Holdings, -21.9%; and Federated Department Stores, -20.4%.

PERFORMANCE

For the second quarter and since its inception (01/20/00), the Fund's Institutional Class returned 1.49% and 8.80%, respectively. The S&P 500 Index returned -2.93% and -1.00%, respectively for the quarter and year-to-date. The Fund's Premier and Retail Classes both returned 1.49% for the second quarter, and they returned 8.80% and 8.70%, respectively, since inception.

OUTLOOK

As we look ahead, there are numerous, often contradictory and sometimes confusing signals. Clearly, the economy has slowed. This is reflected in slower auto sales, housing starts and (marginally) reduced consumer confidence. Similar trends are evident in the industrial and manufacturing sectors of the economy, and notwithstanding the Government's budget surplus, net borrowing has increased as a result of strong increases in corporate debt. Consumer borrowing has also trended strongly upward.

Although the Federal Reserve Board (Fed) did not vote to increase interest rates for a seventh time at its June 28th meeting, it is clear that the impact of increasing interest rates orchestrated by the Fed over the past 12 months will likely exacerbate the slowdown of the U.S. economy, especially given increasing debt levels. Therefore, as we enter the third quarter, we are intensely concerned with year-over-year earnings comparisons, particularly as we have observed that fewer and fewer companies have the ability to pass on increasing costs (i.e., labor, raw material and borrowing) through increased pricing.

In contrast to our slowing domestic economy, European economies are rebounding sharply and developing economies in Latin America and the Far East are generally gaining. Of the major economies, only Japan stands out for its continued weakness.

_
2


We continue to be concerned with margin pressures on corporate earnings relative to a generally strong consensus view of earnings at individual companies. Also, the market conceivably could narrow again and be dominated by leading technology names if interest rates stay relatively low, pressures generally exist on corporate margins and strong top line results continue at growth companies. Recently, we have observed the stock market punishing smaller cap technology companies, while the larger cap names -- which have a greater impact on market indexes -- have held up relatively well.

As always, we remain focused on our strategy of value investing, searching for new ideas primarily among stocks that are out of favor or that have suffered temporary setbacks. The current market has provided many investment ideas that pass our initial screen -- being substantially off a 52-week high, or more ideally, near a 52-week low and offering value and potential.

We will continue to monitor problems that could impact valuations, such as declining profit margins, increasing corporate debt and shifting investor sentiment.


                                                                               _
                                                                               3

CHARTER LARGE COMPANY STOCK
VALUE FUND

INVESTMENTS IN SECURITIES
JUNE 30, 2000 (UNAUDITED)

                                                          MARKET
                                            PRINCIPAL      VALUE
                                              (000)        (000)
-----------------------------------------------------------------
CONVERTIBLE BONDS - 1.88% (Cost - $156)
ELECTRONICS - 1.88%
Hewlett Packard Co., Zero Coupon,
10/14/2017                                        225     $  213
                                                       ----------

                                             NUMBER
                                               OF
                                             SHARES
                                            ----------
PREFERRED STOCK - 5.3% (Cost - $491)
ENTERTAINMENT - 5.3%
News Corp. Ltd. ADR                            12,700        603
                                                       ----------

COMMON STOCK - 87.9%
AUTOMOTIVE - 4.3%
Ford Motor Co.                                  4,000        172
General Motors Corp.                            1,900        167
Rockwell Int'l. Corp.                           4,600        145
                                                       ----------
                                                             484
                                                       ----------
COMMUNICATIONS - 6.4%
Bell Atlantic Corp.                             6,200        315
BellSouth Corp.                                 8,200        341
Pegasus Communications Corp.  *                 1,400         69
                                                       ----------
                                                             725
                                                       ----------
COMPUTER SERVICES - 3.8%
Automatic Data Processing Corp.                 2,400        129
First Data Corp.                                5,300        263
Sabre Group Holdings, Inc.                      1,445         41
                                                       ----------
                                                             433
                                                       ----------
CONSUMER PRODUCTS - 5.9%
Anheuser-Busch Companies, Inc.                  3,200        239

The Notes to Financial Statements are an integral part of these statements.

_
4


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Coca-Cola Co.                                   2,300     $  132
Nabisco Holdings Corp.                          4,400        231
Seagram Co. Ltd.                                1,200         70
                                                       ----------
                                                             672
                                                       ----------

DIVERSIFIED - 4.4%
General Electric Co.                            5,100        270
United Technologies Corp.                       3,900        230
                                                       ----------
                                                             500
                                                       ----------
ELECTRONICS - 13.1%
Compaq Computer Corp.                          10,600     $  271
Emerson Electric Co.                            2,400        145
Hewlett Packard Co.                             1,200        150
International Business Machines                   900         99
Koninklijke Philips Electrs. Corp. ADR          6,800        323
Seagate Technology  *                           3,600        198
Texas Instruments, Inc.                         3,600        247
Xerox Corp.                                     4,400         91
                                                       ----------
                                                           1,524
                                                       ----------
ENTERTAINMENT - 8.3%
Disney Walt Co.                                 3,900        151
Fox Entmt. Group, Inc.  *                       5,900        179
Grupo Televisa ADR                              1,600        110
Tribune Co.                                     8,200        287
Viacom, Inc.  *                                 3,000        205
                                                               -
                                                       ----------
                                                             932
                                                       ----------

FINANCIAL - 13.2%
Aetna, Inc.                                     2,500        160

The Notes to Financial Statements are an integral part of these statements.



                                                                               _
                                                                               5

CHARTER LARGE COMPANY
STOCK VALUE FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Aon Corp.                                       9,000      $ 280
Bank of New York, Inc.                          5,300        246
FleetBoston Fin'l Corp.                         6,000        204
John Hancock Fin'l. Svcs., Inc.                 8,000        190
MetLife Inc.                                    3,800         80
Northern Trust                                  2,200        143
Tokio Marine & Fire Ins. Ltd. ADR               1,000         60
XL Capital Ltd.                                 3,700        200
                                                       ----------
                                                           1,563
                                                       ----------

MANUFACTURING - 8.0%
Black & Decker Corp.                            3,300        130
Gillette Co.                                    5,400        189
Honeywell Int'l, Inc.                           3,500        118
Tyco Int'l Ltd.                                 3,400        161
Visteon Corp.                                       1          6
                                                       ----------
                                                             604
                                                       ----------

MEDICAL - 6.6%
American Home Products Corp.                    4,100        241
Johnson & Johnson                               1,600        163
Lilly, Eli & Co.                                1,000        100
Pharmacia Corp.                                 4,800        248
                                                       ----------
                                                             752
                                                       ----------

OIL AND GAS - 10.7%
Conoco, Inc.                                    6,700        147
du Pont (E.I) De Nemours & Co.                  4,000        175
Schlumberger Ltd.                               3,700        276

The Notes to Financial Statements are an integral part of these statements.

_
6

                                                          MARKET
                                             NUMBER        VALUE
                                            OF SHARES      (000)
-----------------------------------------------------------------
Unocal  Corp.                                   3,600     $  119
Williams Companies, Inc.                       11,800        492
                                                       ----------
                                                           1,209
                                                       ----------

RETAIL - 2.4%
Federated Dept. Stores, Inc.  *                 4,200        142
Target Corp.                                    2,300        133
                                                       ----------
                                                             275
                                                       ----------

UTILITIES - 2.6%
DTE Energy Co.                                  3,900        119
Keyspan Corp.                                   5,600        172
                                                       ----------
                                                             291
                                                       ----------

TOTAL COMMON STOCKS - 87.9%
    (Cost $9,423)                                          9,964
                                                       ----------

SHORT-TERM OBLIGATIONS - 5.2%

MONEY MARKET FUND
Charter Money Market Fund                     591,000        591
                                                       ----------

TOTAL SHORT-TERM OBLIGATIONS
  (Cost $591)                                                591
                                                       ----------
TOTAL INVESTMENT IN SECURITIES - 100.3%
  (Total Cost $10,661)                                    11,371
Cash and Other Assets Less Liabilities - (0.3%)              (34)
                                                       ----------
NET ASSETS - 100.0%                                     $  11,337
                                                       ==========

*  Non-income producing securities


The Notes to Financial Statements are an integral part of these statements.


                                                                               _
                                                                               7

    -------------------------------------------------------------
    CHARTER LARGE COMPANY STOCK VALUE FUND
    TEN LARGEST POSITIONS (UNAUDITED)

                                                (000)
     News Corp Ltd.  ADR                      $   603       5.3%
     Williams Companies, Inc.                     492       4.3%
     BellSouth Corp                               341       3.0%
     Koninklijke Philips Electrs. ADR             323       2.8%
     Bell Atlantic Corp                           315       2.8%
     Tribune Co.                                  287       2.5%
     Aon Corp                                     280       2.5%
     Schlumberger  Ltd.                           276       2.4%
     Compaq Computer Corp                         271       2.4%
     General Electric Co.                         270       2.4%
    -------------------------------------------------------------



The Notes to Financial Statements are an integral part of these statements.

_
8



CHARTER LARGE COMPANY STOCK
VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)


                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
ASSETS:
Investments in securities at value (Cost - $10,661)                      $   11,371
Receivable for investments sold                                                  17
Interest and dividends receivable                                                 8
Other                                                                            12
                                                                       -------------
Total assets                                                                 11,408
                                                                       -------------

LIABILITIES:
Payable for investments purchased                                                36
Custodian fees payable                                                            8
Accrued advisory fees payable                                                     7
Administrative services payable                                                   6
Accrued audit and legal fees payable                                              7
12b-1 and sub-accounting fees payable to distributor                              4
Other accrued expenses                                                            3
                                                                       -------------
     Total liabilities                                                           71
                                                                       -------------
NET ASSETS                                                               $   11,337
                                                                       =============
SHARES OUTSTANDING
Institutional Class ($10.88 net asset value per share)                          450
                                                                       =============
Premier Class ($10.88 net asset value per share)                                481
                                                                       =============
Retail Class ($10.87 net asset value per share)                                 111
                                                                       =============

COMPONENTS OF NET ASSETS:
Paid in capital                                                          $   10,443
Undistributed net investment income                                              28
Accumulated net realized gain on investments                                    156
Unrealized appreciation of investments                                          710
                                                                       -------------
NET ASSETS                                                               $   11,337
                                                                       =============



The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               9

CHARTER LARGE COMPANY STOCK
VALUE FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 20, 2000*
TO JUNE 30, 2000 (UNAUDITED)

                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                                       $     63
     Interest                                                              12
                                                            ------------------
                                                                           75
EXPENSES:
     Investment advisory fees                                              35
     Registration fees                                                     16
     Custodian fees and expenses                                           12
     Administrative services                                                9
     Auditing and legal fees                                                8
     Sub-accounting fees                                                    5
     Shareholder reports                                                    3
     12b-1 fees                                                             1
     Other                                                                  2
                                                            ------------------
Total expenses                                                             91
        Less expenses waived by adviser or distributor                    (44)
                                                            ------------------
Net expenses                                                               47
                                                            ------------------
NET INVESTMENT INCOME                                                      28
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain from securities transactions                       156
     Unrealized appreciation of investments                               710
                                                            ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    866
                                                            ------------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                $     894
                                                            ==================

* Commencement of operations

The Notes to Financial Statements are an integral part of these statements.

__
10

CHARTER LARGE COMPANY STOCK
VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 20, 2000*
TO JUNE 30, 2000 (UNAUDITED)
                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                $      28
Net realized gain from securities transactions                             156
Unrealized appreciation of investments                                     710
                                                           --------------------
Net increase in net assets from operations                                 894
                                                           --------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
     Institutional Class                                                     -
     Premier Class                                                           -
     Retail Class                                                            -
                                                           --------------------
Total distributions to shareholders                                          -
                                                           --------------------
CAPITAL SHARE TRANSACTIONS:
Institutional Class
Net proceeds from sales of shares                                        4,500
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                          -
                                                           --------------------
                                                                         4,500
Cost of shares redeemed                                                      -
                                                           --------------------
                                                                         4,500
                                                           --------------------
Premier Class
Net proceeds from sales of shares                                        4,870
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                          -
                                                           --------------------
                                                                         4,870
Cost of shares redeemed                                                    (47)
                                                           --------------------
                                                                         4,823
                                                           --------------------
Retail Class
Net proceeds from sales of shares                                        1,126
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                          -
                                                           --------------------
                                                                         1,126
Cost of shares redeemed                                                     (6)
                                                           --------------------
                                                                         1,120
                                                           --------------------
Net increase from Fund share transactions                               10,443
                                                           --------------------
NET INCREASE IN NET ASSETS                                              11,337
NET ASSETS:
Beginning of period                                                          -
                                                           --------------------
End of period (including undistributed net investment
     income of $28)                                                $    11,337
                                                           ====================

* Commencement of operations

The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              11

CHARTER LARGE COMPANY STOCK
VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS CONTINUED
FOR THE PERIOD JANUARY 20, 2000*
TO JUNE 30, 2000 (UNAUDITED)

                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
TRANSACTIONS IN CAPITAL STOCK
INSTITUTIONAL CLASS
Shares sold                                                               450
Shares issued in reinvestment of dividends and
  distributions                                                             -
                                                            ------------------
                                                                          450
Shares redeemed                                                             -
                                                            ------------------
Net increase in shares outstanding                                        450
                                                            ==================
PREMIER CLASS
Shares sold                                                               485
Shares issued in reinvestment of dividends and
  distributions                                                             -
                                                            ------------------
                                                                          485
Shares redeemed                                                            (4)
                                                            ------------------
Net increase in shares outstanding                                        481
                                                            ==================
RETAIL CLASS
Shares sold                                                               112
Shares issued in reinvestment of dividends and
  distributions                                                             -
                                                            ------------------
                                                                          112
Shares redeemed                                                            (1)
                                                            ------------------
Net increase in shares outstanding                                        111
                                                            ==================


* Commencement of operations

The Notes to Financial Statements are an integral part of these statements.

__
12


CHARTER LARGE COMPANY STOCK
VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES. Charter Large Company Stock Value Fund is separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Charter Large Company Stock Value Fund seeks long-term capital appreciation by investing principally in common stocks of large U.S. companies with a market capitalization above $5 billion deemed, at the time of purchase, to be undervalued relative to their present and/or future prospects and after the stocks have declined from recent highs. The Trust offers three classes of shares: Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable sub-accounting or 12b-1 distribution fee). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. Institutional Class Shares have a separate transfer agent charge and no distribution fee or sub-accounting fee. The Premier Class Shares have a sub-accounting fee. The Retail Class Shares have a 12b-1 fee and a sub-accounting fee.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued

                                                                              __
                                                                              13

CHARTER LARGE COMPANY STOCK
VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) CONTINUED

at the last sale price or, if there has been no sale that day, at the last bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - For federal income tax purposes, each fund in the Trust is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - Dividends from net investment income and net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed annually.

Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting
__
14



principles. To the extent that such differences are permanent, a re-classification to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.75% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.80% annually of average daily net assets for the Institutional Class, 1.00% annually of average daily net assets for the Premier Class, and 1.25% annually for the Retail Class, until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus. TimesSquare retains the ability to be repaid by the Fund if the Fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses Fund operating expenses.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2000, the Fund paid or accrued $9,432.

With respect to Retail Class shares, the Fund has adopted a 12b-1 plan which requires the payment of 0.25% annually ($1,236 through 6/30/00) to CIGNA Financial Services, Inc. ("CFS"), the Fund's distributor. The fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in

                                                                              __
                                                                              15

CHARTER LARGE COMPANY STOCK
VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) CONTINUED

the sale of such shares. Premier and Retail Class shares are also subject to a sub-accounting fee payable to CFS equal to 0.20% annually ($4,416 and $989, respectively, through 6/30/00). The sub-accounting and 12b-1 fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average net assets, to the amounts described above until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus.

TimesSquare and CFS are indirect, wholly-owned subsidiaries of CIGNA
Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2000 were $12,085,715 and $2,171,683, respectively.

At June 30, 2000, the cost of securities for federal income tax purposes was $10,661,003. The Fund had net unrealized appreciation of investment of $709,794, consisting of gross unrealized appreciation of $1,212,459 and gross unrealized depreciation of $502,665 for federal income tax purposes.

5. CAPITAL STOCK. The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At June 30, 2000, Life Insurance Company of North America, an indirect, wholly-owned subsidiary of CIGNA Corporation, owned 96% of the Fund.


__
16



6. FINANCIAL HIGHLIGHTS. The following per share data is computed on the basis of a share outstanding throughout the period:


                                                  INSTITUTIONAL       PREMIER          RETAIL
                                                   CLASS              CLASS            CLASS
-------------------------------------------------------------------------------------------------
                                                   FOR THE            FOR THE          FOR THE
                                                    PERIOD             PERIOD           PERIOD
                                                   1/24/00(4)         1/24/00(4)       1/24/00(4)
                                                     TO                 TO               TO
(UNAUDITED)                                        6/30/00            6/30/00          6/30/00
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  NET ASSET VALUE, BEGINNING OF PERIOD              $ 10.00           $ 10.00            $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                0.03              0.03               0.01
  Net realized and unrealized gain on securities       0.85              0.85               0.86
                                                      ------           -------            -------
TOTAL FROM INVESTMENT OPERATIONS                       0.88              0.88               0.87
                                                      ------           -------            -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                    -                 -                  -
  Distributions from capital gains                        -                 -                  -
                                                      -------          -------            -------
TOTAL DISTRIBUTIONS                                       -                 -                  -
                                                      -------           -------           -------
NET ASSET VALUE, END OF PERIOD                      $ 10.88            $ 10.88            $ 10.87
                                                    ========            ========          =======
TOTAL RETURN (1)                                      8.80% (2)           8.80% (2)          8.70% (2)
RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.80% (3)           1.00% (3)          1.25% (3)
  Net investment income                               0.78% (3)           0.58% (3)          0.32% (3)
  Fees and expenses waived or borne by the
  Adviser or Distributor                              0.76% (3)           0.76% (3)          0.88% (3)
  Portfolio turnover                                    26% (2)             26% (2)            26% (2)
  Net assets, end of period (000 omitted)          $ 4,897             $ 5,229            $ 1,211

(1) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(2) Not annualized.
(3) Annualized.
(4) Commencement of operations.

                                                                              __

CHARTER LARGE COMPANY STOCK
VALUE FUND



Charter Large Company Stock Value Fund is an open-end, diversified management investment company that invests primarily in common stocks of large U.S. companies with a market capitalization above $5 billion deemed, at the time of purchase, to be undervalued relative to their present and/or future prospects and after the stocks have declined from recent highs. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hartford, Connecticut 06152. The Fund is distributed by CIGNA Financial Services, Inc., P.O. Box 150476, Hartford, CT 06115-0476 (telephone: 1.888.CIGNA.FS or 1.888.244.6237).


TRUSTEES

Hugh R. Beath
ADVISORY DIRECTOR, ADMEDIA CORPORATE ADVISORS, INC.

Richard H. Forde
SENIOR MANAGING DIRECTOR, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Russell H. Jones
VICE PRESIDENT AND TREASURER, KAMAN CORPORATION

Thomas C. Jones
PRESIDENT, CIGNA RETIREMENT AND INVESTMENT SERVICES &
CHAIRMAN OF THE BOARD, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Paul J. McDonald
SPECIAL ADVISOR TO THE BOARD OF DIRECTORS,
FRIENDLY ICE CREAM CORPORATION

OFFICERS

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT

Alfred A. Bingham III
VICE PRESIDENT AND TREASURER

Jeffrey S. Winer
VICE PRESIDENT AND SECRETARY


[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA FINANCIAL SERVICES, INC.

P.O. Box 150476 . Hartford, CT 06115-0476
www.cigna.com . Member NASD/SIPC

                                            545722



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                               CIGNA FUNDS GROUP

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                     [A BUILDING GRAPHIC APPEARS IN THE BACKGROUND OF THIS PAGE]

                                                               CHARTER FUNDS/SM/


                                                                         CHARTER

                                                                           LARGE

                                                                         COMPANY

                                                                           STOCK

                                                                           VALUE

                                                                            FUND






                                                               Semiannual Report
                                                                   June 30, 2000




[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA Financial Services, Inc.